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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC
Address:  1540 Broadway
          Suite 1504
          New York, NY 10036


13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Morris
Title:  Chief Financial Officer
Phone:  (212) 354-0193


Signature, Place and Date of Signing:

   /s/ Paul Morris                 New York, NY              November 10, 2006

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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   $231,091 (thousands)

List of Other Included Managers:

No.               Form 13F File Number               Name
---               --------------------               ----

1.                28-11881                           Locust Wood Capital, LP


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
ABBOTT LABORATORIES            COM             002824100    3278      67500 SH          SOLE            NONE           67500
ALLIANCEBERSTEIN HLDG LP       UNIT LTD PARTN  01881G106     890      12902 SH          SOLE            NONE           12902
ALLTEL CORP                    COM             020039103    4964      89450 SH          SOLE            NONE           89450
AMERICAN EXPRESS CO            COM             025816109    8692     155000 SH          SOLE            NONE          155000
APPLIED MATLS INC              COM             038222105    2491     140500 SH          SOLE            NONE          140500
ATLAS AMERICA INC              COM             049167109    7917     185500 SH          SOLE            NONE          185500
BERKSHIRE HATHAWAY INC DEL     CL A            084670108    7377         77 SH          SOLE            NONE              77
BERKSHIRE HATHAWAY INC DEL     CL B            084670207   10442       3290 SH          SOLE            NONE            3290
CENVEO INC                     COM             15670S105    4852     257800 SH          SOLE            NONE          257800
EXXON MOBIL CORP               COM             30231G102    3825      57000 SH          SOLE            NONE           57000
FEDERATED DEPT STORES INC DEL  COM             31410H101    7346     170000 SH          SOLE            NONE          170000
FIDELITY NATL FINL INC         COM             316326107    4623     111000 SH          SOLE            NONE          111000
FIRST DATA CORP                COM             319963104     210       5000 SH          SOLE            NONE            5000
FORD MTR CO DE                 COM             345370860    1889     233500 SH          SOLE            NONE          233500
GENERAL ELECTRIC CO            COM             369604103   15867     449500 SH          SOLE            NONE          449500
GENWORTH FINL INC              COM CL A        37247D106    2360      67400 SH          SOLE            NONE           67400
GOLDMAN SACHS GROUP INC        COM             38141G104     508       3000 SH          SOLE            NONE            3000
HUDSON CITY BANCORP            COM             443683107   13191     995530 SH          SOLE            NONE          995530
JPMORGAN CHASE & CO            COM             46625H100    8645     184100 SH          SOLE            NONE          184100
LEHMAN BROS HLDGS INC          COM             524908100     295       4000 SH          SOLE            NONE            4000
LIBERTY GLOBAL INC             COM SER A       530555101    1570      60997 SH          SOLE            NONE           60997
LINN ENERGY LLC                UNIT 99/99/9999 536020100    5266     231800 SH          SOLE            NONE          231800
MCDONALDS CORP                 COM             580135101   19306     493500 SH          SOLE            NONE          493500
M D C HLDGS INC                COM             552676108    2810      60500 SH          SOLE            NONE           60500
MICROSOFT CORP                 COM             594918104    4704     172000 SH          SOLE            NONE          172000
MORGAN STANLEY                 COM             617446448    7054      96750 SH          SOLE            NONE           96750
MOTOROLA INC                   COM             620076109    6075     243000 SH          SOLE            NONE          243000
NEXEN INC                      COM             65334H102     214       4000 SH          SOLE            NONE            4000
NORTHSTAR RLTY FIN CORP        COM             66704R100    3480     274000 SH          SOLE            NONE          274000
ORACLE CORP                    COM             68389X105    3601     203000 SH          SOLE            NONE          203000
RESOURCE AMERICA INC           CLA             761195205    5464     262700 SH          SOLE            NONE          262700
RETAIL VENTURES INC            COM             76128Y102    5108     331500 SH          SOLE            NONE          331500
SPANSION INC                   COM CL A        84649R101    3167     190000 SH          SOLE            NONE          190000
STAR GAS PARTNERS L P          UNIT LTD PARTNR 85512C105    2720    1092500 SH          SOLE            NONE         1092500
TEEKAY LNG PARTNERS L P        PRTNSP UNITS    Y8564M105    5103     167600 SH          SOLE            NONE          167600
TEEKAY SHIPPING MARSHALL ISL   COM             Y8564W103    2425      59000 SH          SOLE            NONE           59000
TIME WARNER INC                COM             887317105    3582     196500 SH          SOLE            NONE          196500
TRIARC COS INC                 CL B SER 1      895927309    6161     407500 SH          SOLE            NONE          407500
UNITED TECHNOLOGIES CORP       COM             913017109    5290      83500 SH          SOLE            NONE           83500
WAL MART STORES INC            COM             931142103    5499     111500 SH          SOLE            NONE          111500
WASHINGTON GROUP INTL INC      COM             938862208    2708      46000 SH          SOLE            NONE           46000
WELLS FARGO & CO NEW           COM             949746101    7207     199200 SH          SOLE            NONE          199200
WENDYS INTL INC                COM             950590109   11223     167500 SH          SOLE            NONE          167500
WHITE MTNS INS GROUP LTD       COM             G9618E107    1690       3400 SH          SOLE            NONE            3400
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